CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net revenues	€ 5,970,146	€ 5,095,254	€ 4,270,894
Cost of sales	2,995,877	2,648,953	2,080,613
Selling, general and administrative costs	462,580	427,974	348,024
Research and development costs	881,559	775,572	768,104
Other expenses, net	18,898	21,548	5,561
Result from investments	6,137	6,175	6,896
Operating profit (EBIT)	1,617,369	1,227,382	1,075,488
Financial income	132,319	83,858	42,999
Financial expenses	147,334	133,474	76,256
Financial expenses, net	15,015	49,616	33,257
Profit before taxes	1,602,354	1,177,766	1,042,231
Income tax expense	344,897	238,472	209,095
Net profit	1,257,457	939,294	833,136
Net profit attributable to:
Owners of the parent	1,252,048	932,614	830,767
Non-controlling interests	€ 5,409	€ 6,680	€ 2,369
Basic earnings per common share (in € per share)	€ 6.91	€ 5.11	€ 4.50
Diluted earnings per common share (in € per share)	€ 6.90	€ 5.09	€ 4.50